Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jul. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable from related parties		$ 10,862,238	$ 9,787,645
Lease expiration date	Jun. 30, 2022
Lease description	The Company entered into a lease agreement with Shenzhen Taoping for leasing the Company's office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City which has been renewed on July 1, 2019 and expires on June 30, 2022.
Loan receivable from related party		397,041
Shenzhen Taoping New Media Co., Ltd [Member]
Revenues from related parties		7,400,000	9,400,000
Accounts receivable from related parties		12,500,000	9,500,000
Advances received from related parties		140,938	51,183
Rental income, related party		61,000	63,000	$ 31,000
Other revenue related party		44,621	22,416	$ 26,373
Loan receivable from related party		400,000
Due to related party		130,000	1,000,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Amount for consultation services		65,276	65,276
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom) [Member]
Amount for consultation services		$ 66,135	$ 66,135